Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013 Contract	Sep. 30, 2012 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	18,638	27,111
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 330,538	¥ 305,664
Troubled debt restructurings, Post-modification outstanding recorded investment	306,298	304,520
Troubled debt restructurings that subsequently defaulted, Number of contracts	4,089	3,441
Troubled debt restructurings that subsequently defaulted, Recorded Investment	14,291	10,801
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,140	1,776
Troubled debt restructurings, Pre-modification outstanding recorded investment	273,696	237,366
Troubled debt restructurings, Post-modification outstanding recorded investment	250,191	237,366
Troubled debt restructurings that subsequently defaulted, Number of contracts	140	108
Troubled debt restructurings that subsequently defaulted, Recorded Investment	9,946	8,382
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	355	483
Troubled debt restructurings, Pre-modification outstanding recorded investment	194,260	141,964
Troubled debt restructurings, Post-modification outstanding recorded investment	170,755	141,964
Troubled debt restructurings that subsequently defaulted, Number of contracts	28	14
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,592	4,981
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	46	69
Troubled debt restructurings, Pre-modification outstanding recorded investment	2,455	4,908
Troubled debt restructurings, Post-modification outstanding recorded investment	2,455	4,908
Troubled debt restructurings that subsequently defaulted, Number of contracts	2	12
Troubled debt restructurings that subsequently defaulted, Recorded Investment	18	581
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	72	106
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,614	12,766
Troubled debt restructurings, Post-modification outstanding recorded investment	11,614	12,766
Troubled debt restructurings that subsequently defaulted, Number of contracts	8	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,096	39
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	110	166
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,852	15,555
Troubled debt restructurings, Post-modification outstanding recorded investment	9,852	15,555
Troubled debt restructurings that subsequently defaulted, Number of contracts	19	10
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,026	168
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	436	709
Troubled debt restructurings, Pre-modification outstanding recorded investment	45,768	50,087
Troubled debt restructurings, Post-modification outstanding recorded investment	45,768	50,087
Troubled debt restructurings that subsequently defaulted, Number of contracts	61	57
Troubled debt restructurings that subsequently defaulted, Recorded Investment	3,111	1,985
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2	4
Troubled debt restructurings, Pre-modification outstanding recorded investment	7	883
Troubled debt restructurings, Post-modification outstanding recorded investment	7	883
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	37	66
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,533	4,450
Troubled debt restructurings, Post-modification outstanding recorded investment	3,533	4,450
Troubled debt restructurings that subsequently defaulted, Number of contracts	12	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,461	190
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	15	38
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,185	2,620
Troubled debt restructurings, Post-modification outstanding recorded investment	3,185	2,620
Troubled debt restructurings that subsequently defaulted, Number of contracts	4	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	152	310
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	67	135
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,022	4,133
Troubled debt restructurings, Post-modification outstanding recorded investment	3,022	4,133
Troubled debt restructurings that subsequently defaulted, Number of contracts	6	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	490	128
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	22	11
Troubled debt restructurings, Pre-modification outstanding recorded investment	10,188	9,961
Troubled debt restructurings, Post-modification outstanding recorded investment	10,188	9,494
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2	1
Troubled debt restructurings, Pre-modification outstanding recorded investment	641	524
Troubled debt restructurings, Post-modification outstanding recorded investment	641	524
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	906	1,434
Troubled debt restructurings, Pre-modification outstanding recorded investment	17,797	31,289
Troubled debt restructurings, Post-modification outstanding recorded investment	17,797	31,289
Troubled debt restructurings that subsequently defaulted, Number of contracts	17	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	389	89
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	16,114	23,421
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,194	14,643
Troubled debt restructurings, Post-modification outstanding recorded investment	9,032	14,444
Troubled debt restructurings that subsequently defaulted, Number of contracts	3,864	3,321
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,235	2,011
UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	454	468
Troubled debt restructurings, Pre-modification outstanding recorded investment	19,022	11,881
Troubled debt restructurings, Post-modification outstanding recorded investment	18,449	11,403
Troubled debt restructurings that subsequently defaulted, Number of contracts	68	8
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,721	¥ 319